COMMON STOCK WARRANTS - Warrant Activity (Details)	12 Months Ended
Dec. 31, 2022 shares
COMMON STOCK WARRANTS.
Warrants Outstanding	322,223
Class of Warrant or Right, Granted	6,512,087
Class of Warrant or Right, Exercised	(322,223)
Warrants Outstanding	6,512,087
Convertible notes warrants - senior debt
COMMON STOCK WARRANTS.
Class of Warrant or Right, Granted	169,597
Warrants Outstanding	169,597
Convertible notes warrants - subordinated debt
COMMON STOCK WARRANTS.
Class of Warrant or Right, Granted	1,745,310
Warrants Outstanding	1,745,310
Private Warrants
COMMON STOCK WARRANTS.
Class of Warrant or Right, Granted	196,256
Warrants Outstanding	196,256
Public Warrants
COMMON STOCK WARRANTS.
Class of Warrant or Right, Granted	4,100,239
Warrants Outstanding	4,100,239
Additional Private Warrants
COMMON STOCK WARRANTS.
Class of Warrant or Right, Granted	300,685
Warrants Outstanding	300,685
2021 preferred Series B warrants
COMMON STOCK WARRANTS.
Warrants Outstanding	111,111
Class of Warrant or Right, Exercised	(111,111)
Warrants Outstanding	0
2020 preferred Series B warrants
COMMON STOCK WARRANTS.
Warrants Outstanding	211,112
Class of Warrant or Right, Exercised	(211,112)